Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Short-term bank deposits from ultimate holding company	¥ 21,637	¥ 10,873
Cash and bank balances	166,974	53,832
Interest and other income	15,560	15,885	¥ 15,883
Wealth management products	¥ 103,328	¥ 76,425
Foreign currency cash and deposits, percentage	3.50%	3.30%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 317,166	¥ 361,567
Interest-bearing receivables	18,914	24,260
Interest and other income	¥ 14,408	¥ 15,885	¥ 15,883
Average interest rate	3.17%	3.33%	3.13%
Sensitivity analysis, percentage	1.00%	1.00%	1.00%
Sensitivity analysis, increase/decrease in profit for the year and total equity	¥ 3,334	¥ 3,480	¥ 3,182